Finance Liabilities (Annual Lease Liabilities) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Finance Liabilities [Abstract]
Year 1	$ 10,012
Year 2	10,439
Year 3	10,916
Year 4	11,357
Year 5	11,851
Year 6 and thereafter	64,509
Total finance liabilities	$ 119,084